INCOME TAX - Income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
INCOME TAX
PRC	$ 155,691	$ 127,301	$ 105,331
Non-PRC	(11,968)	2,341	(21,976)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 143,723	$ 129,642	$ 83,355